Note 7 Abridged scale to classify BBVA group outstanding risk (Details)	12 Months Ended
Dec. 31, 2021
Average [Member] | BBVA AAA Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.01%
Average [Member] | BBVA AA Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.02%
Average [Member] | BBVA AA Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.03%
Average [Member] | BBVA AA Minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.04%
Average [Member] | BBVA A plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.05%
Average [Member] | BBVA A Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.08%
Average [Member] | BBVA A Minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.10%
Average [Member] | BBVA BBB Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.14%
Average [Member] | BBVA BBB Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.20%
Average [Member] | BBVA BBB minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.31%
Average [Member] | BBVA BB Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.51%
Average [Member] | BBVA BB Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.88%
Average [Member] | BBVA BB minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	1.50%
Average [Member] | BBVA B plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	2.55%
Average [Member] | BBVA B Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	4.41%
Average [Member] | BBVA B minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	7.85%
Average [Member] | BBVA CCC Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	11.91%
Average [Member] | BBVA CCC Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	15.00%
Average [Member] | BBVA CCC minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	18.90%
Average [Member] | BBVA CC Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	23.81%
Average [Member] | BBVA CC Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	30.00%
Average [Member] | BBVA CC minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	37.80%
Bottom of range [member] | BBVA AAA Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.00%
Bottom of range [member] | BBVA AA Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.02%
Bottom of range [member] | BBVA AA Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.03%
Bottom of range [member] | BBVA AA Minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.04%
Bottom of range [member] | BBVA A plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.05%
Bottom of range [member] | BBVA A Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.06%
Bottom of range [member] | BBVA A Minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.09%
Bottom of range [member] | BBVA BBB Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.11%
Bottom of range [member] | BBVA BBB Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.17%
Bottom of range [member] | BBVA BBB minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.24%
Bottom of range [member] | BBVA BB Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.39%
Bottom of range [member] | BBVA BB Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.67%
Bottom of range [member] | BBVA BB minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	1.16%
Bottom of range [member] | BBVA B plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	1.94%
Bottom of range [member] | BBVA B Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	3.35%
Bottom of range [member] | BBVA B minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	5.81%
Bottom of range [member] | BBVA CCC Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	10.61%
Bottom of range [member] | BBVA CCC Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	13.36%
Bottom of range [member] | BBVA CCC minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	16.84%
Bottom of range [member] | BBVA CC Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	21.21%
Bottom of range [member] | BBVA CC Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	26.73%
Bottom of range [member] | BBVA CC minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	33.67%
Top of range [member] | BBVA AAA Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.02%
Top of range [member] | BBVA AA Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.03%
Top of range [member] | BBVA AA Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.04%
Top of range [member] | BBVA AA Minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.05%
Top of range [member] | BBVA A plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.06%
Top of range [member] | BBVA A Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.09%
Top of range [member] | BBVA A Minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.11%
Top of range [member] | BBVA BBB Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.17%
Top of range [member] | BBVA BBB Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.24%
Top of range [member] | BBVA BBB minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.39%
Top of range [member] | BBVA BB Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	0.67%
Top of range [member] | BBVA BB Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	1.16%
Top of range [member] | BBVA BB minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	1.94%
Top of range [member] | BBVA B plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	3.35%
Top of range [member] | BBVA B Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	5.81%
Top of range [member] | BBVA B minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	10.61%
Top of range [member] | BBVA CCC Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	13.36%
Top of range [member] | BBVA CCC Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	16.84%
Top of range [member] | BBVA CCC minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	21.21%
Top of range [member] | BBVA CC Plus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	26.73%
Top of range [member] | BBVA CC Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	33.67%
Top of range [member] | BBVA CC minus Rating [Member]
Disclosure of external credit grades [line items]
Abridged scale	42.43%